Restructuring and Other Items - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 8,796	$ 9,033
Restructuring and other items	3,704	$ 9,000	$ 2,116
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,796
Manchester, United Kingdom facility closure | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,629
Manchester, United Kingdom facility closure | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,167